Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	667,549,405.62	32,343
Yield Supplement Overcollateralization Amount 08/31/19	41,078,912.49	0
Receivables Balance 08/31/19	708,628,318.11	32,343
Principal Payments	23,940,567.28	508
Defaulted Receivables	843,040.33	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	39,010,688.15	0
Pool Balance at 09/30/19	644,834,022.35	31,802

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.97%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	6,273,288.14	263
Past Due 61-90 days	1,661,664.46	71
Past Due 91-120 days	397,206.61	24
Past Due 121+ days	0.00	0
Total	8,332,159.21	358

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	563,221.46
Aggregate Net Losses/(Gains) - September 2019	279,818.87
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.47%
Prior Net Losses Ratio	1.08%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	17,088,101.59
Actual Overcollateralization	17,088,101.59
Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	51.47

Flow of Funds	$ Amount

Collections	26,541,171.78
Investment Earnings on Cash Accounts	11,568.78
Servicing Fee	(590,523.60)
Transfer to Collection Account	0.00
Available Funds	25,962,216.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,569,563.64
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,025,324.02
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,088,101.59
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,192,641.04

Total Distributions of Available Funds	25,962,216.96

Servicing Fee	590,523.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 09/16/19	649,859,346.37
Principal Paid	22,113,425.61
Note Balance @ 10/15/19	627,745,920.76

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2
Note Balance @ 09/16/19	204,239,346.37
Principal Paid	22,113,425.61
Note Balance @ 10/15/19	182,125,920.76
Note Factor @ 10/15/19	49.3566181%

Class A-3
Note Balance @ 09/16/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	326,000,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-4
Note Balance @ 09/16/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	89,060,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	30,560,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,656,150.31
Total Principal Paid	22,113,425.61
Total Paid	23,769,575.92

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	476,558.47
Principal Paid	22,113,425.61
Total Paid to A-2 Holders	22,589,984.08

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6551241
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0997238
Total Distribution Amount	23.7548479

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.2914864
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	59.9279827
Total A-2 Distribution Amount	61.2194691

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	227.25
Noteholders' Principal Distributable Amount	772.75

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	2,546,066.61
Investment Earnings	4,607.57
Investment Earnings Paid	(4,607.57)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61